SELECTED STATEMENT OF OPERATIONS DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial income:
Interest	$ 7	$ 44	$ 35
Foreign currency translation adjustments		130
Remeasurement of derivatives	1,223	811
Total financial income	1,230	985	35
Financial expenses:
Interest	(2,486)	(2,228)	(3,081)
Foreign currency translation adjustments	(87)		(334)
Remeasurement of derivatives			(4,101)
Total financial expenses:	(2,573)	(2,228)	(7,516)
Financial income (expenses), net	$ (1,343)	$ (1,243)	$ (7,481)